Changes in Number of Shares Issued (Detail)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Stockholders Equity Note [Line Items]
Exercise of stock options	804,300	[1]
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance	1,248,714,760		1,102,544,220	1,102,458,460
Exercise of stock options	804,300		499,000	77,000
Conversion of convertible bonds	73,258,568		145,671,540	8,760
Ending balance	1,322,777,628		1,248,714,760	1,102,544,220

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.